INCOME TAXES - Summary of Reconciliation of Effective Tax Rate (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Components Of Income Tax Expense Benefit [Abstract]
Loss before tax from continuing operations	€ (1,097,224)	€ (101,017)	€ (55,025)
Tax rate using the Company’s domestic tax rate	(273,648)	(25,194)	(13,723)
Effect of tax rates in foreign jurisdictions	11,674	4,212	3,283
Effects of other tax reliefs	(962)	0	0
Non-deductible expenses	256,191	2,727	172
Tax exempt income/tax incentives	(37,917)	(855)	(16)
Current year losses for which no deferred tax asset is recognised	50,828	23,696	10,511
True up adjustments for taxes for prior years	(806)	(22,994)	(7,162)
Tax rate changes	3,316	0	0
Deferred tax asset recognized on prior year intercompany profit elimination	(2,345)	0	0
Other domestic taxes	20	606	6
Total tax income recognised in profit or loss	€ 6,351	€ (17,802)	€ (6,929)
Loss before tax from continuing operations, in percent	24.94%	24.94%	24.94%
Effect of tax rates in foreign jurisdictions, in percent	(1.06%)	(4.17%)	(5.97%)
Effects of other tax reliefs (in percent)	0.09%	0.00%	0.00%
Non-deductible expenses, in percent	(23.35%)	(2.70%)	(0.31%)
Tax exempt income/tax incentives, in percent	3.46%	0.85%	0.03%
Current year losses for which no deferred tax asset is recognised, in percent	(4.63%)	(23.46%)	(19.10%)
True up adjustments for taxes for prior years, in percent	0.07%	22.76%	13.02%
Tax rate change, in percent	(0.30%)	0.00%	0.00%
Deferred tax asset recognized on prior year intercompany profit elimination	0.21%	0.00%	0.00%
Other domestic taxes, in percent	0.00%	(0.60%)	(0.01%)
Income tax income, in percent	(0.58%)	17.62%	12.59%